INCOME TAXES - Schedule of the Expiry Date, If Applicable, of the Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Less than four years
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 7	$ 12	$ 12
Thereafter
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 462	$ 252	$ 166